Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (586,155)	$ (324,388)	$ (3,007,747)	$ (790,046)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	122,950	20,955	380,982	89,013
Loss on early payoff of note payable		65,019	174,412
Shares issued for services		188,524	398,674
Amortization of beneficial conversion feature		88,542	204,119	31,941
Amortization of financing costs		9,359	22,721	2,529
Depreciation	3,241
Interest expense	4,440	7,267	18,501	3,316
Changes in assets and liabilities:
Other long term assets			(441,195)
Other receivable	60,000		(60,000)
Prepaids and deposits	(36,352)	(5,185)	(19,792)
Long term receivables - net	(141,182)
Accounts payable	(128,878)	28,137	629,772	13,757
Accrued expenses and compensation	54,212	(163,402)	(92,054)	449,074
Net cash used in operating activities	(647,724)	(85,172)	(1,791,607)	(200,416)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment		(4,905)	(38,887)
Net cash used in investing activities		(4,905)	(38,887)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable net of discount	400,000	92,250	149,750	140,000
Proceeds from issuance of common stock	150,000		2,230,000	62,500
Cancellation of stock			(12,000)
Repayment on note payable			(361,468)
Net cash provided by financing activities	550,000	92,250	2,006,282	202,500
Net increase (decrease) in cash and cash equivalents	(97,724)	2,173	175,788	2,084
Cash and cash equivalents, beginning of period	178,552	2,764	2,764	680
Cash and cash equivalents, end of period	80,828	4,937	178,552	2,764
Supplemental Cash Flow Information
Cash paid for interest	523		18,501
Cash paid for taxes
Schedule of non-cash investing and financing activities
Beneficial conversion feature net of amortization		77,822
Issuance of stock to settle accounts payable		38,524
Shares issued for services		$ 150,000